Note 11 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Note 11 - Intangible Assets, Net

11        Intangible assets, net

Year ended December 31, 2022	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	650,155	547,527	2,468,638	2,211,151	5,877,471
Currency translation adjustment	(2,626)	-	1,088	-	(1,538)
Increase due to business combinations (**)	-	4,019	-	-	4,019
Additions	31,427	952	-	-	32,379
Transfers / Reclassifications	(5,535)	-	-	-	(5,535)
Disposals(***)	(58,947)	(1,507)	-	(449,109)	(509,563)
Values at the end of the year	614,474	550,991	2,469,726	1,762,042	5,397,233

Amortization and impairment
Accumulated at the beginning of the year	599,307	391,223	1,383,994	2,130,771	4,505,295
Currency translation adjustment	(2,496)	-	-	-	(2,496)
Amortization charge	23,218	8,701	-	38,853	70,772
Impairment charge (See note 5)	2	-	680	-	682
Disposals (***)	(58,912)	(1,507)	-	(449,109)	(509,528)
Accumulated at the end of the year	561,119	398,417	1,384,674	1,720,515	4,064,725
At December 31, 2022	53,355	152,574	1,085,052	41,527	1,332,508

(*) Includes Proprietary Technology.

(**) Related to Parques Eólicos de la Buena Ventura S.A. acquisition, for more information see note 33 to these Consolidated Financial Statements.

(***) Mainly related to fully depreciated assets following the deconsolidation of a Canadian subsidiary of the Company.

Year ended December 31, 2021	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	637,352	550,500	2,469,962	2,211,151	5,868,965
Currency translation adjustment	(6,466)	(151)	(1,324)	-	(7,941)
Additions	22,830	2,971	-	-	25,801
Transfers / Reclassifications	(2,902)	(4,637)	-	-	(7,539)
Disposals	(659)	(1,156)	-	-	(1,815)
Values at the end of the year	650,155	547,527	2,468,638	2,211,151	5,877,471

Amortization and impairment
Accumulated at the beginning of the year	577,359	382,531	1,383,994	2,096,025	4,439,909
Currency translation adjustment	(6,014)	-	-	-	(6,014)
Amortization charge	28,072	8,701	-	34,746	71,519
Impairment charge (See note 5)	404	-	-	-	404
Disposals	(514)	(9)	-	-	(523)
Accumulated at the end of the year	599,307	391,223	1,383,994	2,130,771	4,505,295
At December 31, 2021	50,848	156,304	1,084,644	80,380	1,372,176

(*) Includes Proprietary Technology.

The geographical allocation of goodwill for the year ended December 31, 2022 was $939.2 million for North America, $111 million for South America, $33 million for Middle East & Africa and $1.9 million for Europe.

The carrying amount of goodwill allocated by CGU, as of December 31, 2022, was as follows:

(all amounts in millions of U.S. dollars)
	Tubes Segment
CGU	Hydril Acquisition	Other	Total
Tamsa (Hydril and other)	346	19	365
Siderca (Hydril and other)	265	93	358
Hydril	309	-	309
Other	-	53	53
Total	920	165	1,085